Vessels, net/Assets held for sale	6 Months Ended
Jun. 30, 2024
Vessels, net/Assets held for sale [Abstract]
Vessels, net/Assets held for sale
7.	Vessels, net/Assets held for sale:

(a) Vessels, net: The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	262,066,353	(32,529,357)	229,536,996
— Acquisitions, improvements, and other vessel costs	26,494	—	26,494
— Vessel disposals	(57,997,284)	8,420,635	(49,576,649)
— Period depreciation	—	(6,627,985)	(6,627,985)
Balance June 30, 2024	204,095,563	(30,736,707)	173,358,856

(b) Disposal of vessels / Assets held for sale

On November 10, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Moon for a gross sale price of $11.8 million. The M/V Magic Moon was delivered to its new owner on January 16, 2024. In connection with this sale, the Company recognized during the first quarter of 2024 a net gain of $2.4 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

On December 7, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Orion for a gross sale price of $17.4 million. The M/V Magic Orion was delivered to its new owner on March 22, 2024. In connection with this sale, the Company recognized during the first quarter of 2024 a net gain of $1.4 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

On December 21, 2023, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Venus (Note 4), for a gross sale price of $17.5 million. The M/V Magic Venus was delivered to its new owner on May 10, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $3.2 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Nova for a gross sale price of $16.1 million. The M/V Magic Nova was delivered to its new owner on March 11, 2024. In connection with this sale, the Company recognized during the first quarter of 2024 a net gain of $4.1 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

On January 19, 2024, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, for the sale of the M/V Magic Horizon for a gross sale price of $15.8 million. The M/V Magic Horizon was delivered to its new owner on May 28, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $4.4 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

On February 15, 2024, the Company entered into an agreement with an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, for the sale of the M/V Magic Nebula for a gross sale price of $16.2 million. The M/V Magic Nebula was delivered to its new owner on April 18, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $1.8 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

On May 1, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the M/V Magic Vela for a gross sale price of $16.4 million. The M/V Magic Vela was delivered to its new owner on May 23, 2024. In connection with this sale, the Company recognized during the second quarter of 2024 a net gain of $2.0 million which is separately presented in ‘Gain on sale of vessels’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The respective sales of the above vessels took place due to favorable offers in each case. The terms of each of the transactions on December 21, 2023, January 19, 2024 and February 15, 2024 were negotiated and approved by a special committee of the Company’s disinterested and independent directors.

Assets held for sale
Balance December 31, 2023	$38,656,048
Asset’s disposal	(38,656,048)
Balance June 30, 2024	$—

As of December 31, 2023, and June 30, 2024, net amounts of $38,656,048 and $0, respectively, are presented in ‘Assets held for sale’, in the accompanying unaudited condensed consolidated balance sheets.

As of June 30, 2024, 9 of the 10 vessels in the Company’s fleet, having an aggregate carrying value of $152.8 million, were first priority mortgaged as collateral to their loan facilities (Note 8).

Consistent with prior practices, the Company reviewed all its vessels for impairment, and none were found to be impaired at December 31, 2023 and June 30, 2024.